Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2014	2013
Gaming revenues receivable	$1,529,052	$5,182,352

As of December 31, 2014, accounts receivable were due from four Casino Operators and were 59%, 33%, 5% and 3% of total receivables, respectively. As of December 31, 2013, accounts receivable were due from four casino Operators and one gaming promoter and were 41%, 33%, 12%, 9% and 5% of total receivables, respectively.